Intangibles (Tables)	6 Months Ended
Jun. 30, 2021
Intangibles
Schedule of movements in intangibles

					Research and development
	Goodwill	Concessions	Contract right	Software	project and patents	Total
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296
Additions	—	57	—	21	—	78
Disposals	—	(5)	—	—	—	(5)
Amortization	—	(115)	—	(16)	—	(131)
Acquisition of NLC (note 12)	—	1,428	—	—	—	1,428
Translation adjustment	104	204	—	3	20	331
Balance at June 30, 2021	3,402	6,960	—	84	551	10,997
Cost	3,402	8,097	—	789	551	12,839
Accumulated amortization	—	(1,137)	—	(705)	—	(1,842)
Balance at June 30, 2021	3,402	6,960	—	84	551	10,997

					Research and development
	Goodwill	Concessions	Contract right	Software	project and patents	Total
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Additions	—	69	—	8	—	77
Disposals	—	(3)	—	—	—	(3)
Amortization	—	(92)	(1)	(12)	—	(105)
Translation adjustment	(514)	(1,042)	(11)	(14)	(181)	(1,762)
Balance at June 30, 2020	3,115	2,902	128	58	503	6,706
Cost	3,115	3,792	223	683	503	8,316
Accumulated amortization	—	(890)	(95)	(625)	—	(1,610)
Balance at June 30, 2020	3,115	2,902	128	58	503	6,706